Earnings per Share (Details) € / shares in Units, $ / shares in Units, € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€) € / shares shares
Earnings per Share
Profit attributable to equity holders of SAP SE	$ 4,830	€ 4,018	€ 3,646	€ 3,064
Issued ordinary shares	1,229	1,229	1,229	1,229
Effect of treasury shares	(31)	(31)	(30)	(32)
Weighted average shares outstanding, basic	1,197	1,197	1,198	1,197
Dilutive effect of share-based payments	1	1	1	2
Weighted average shares outstanding, diluted	1,198	1,198	1,199	1,198
Earnings per share, basic, attributable to equity holders of SAP SE (in Euro per share) | (per share)	$ 4.03	€ 3.36	€ 3.04	€ 2.56
Earnings per share, diluted, attributable to equity holders of SAP SE (in Euro per share) | (per share)	$ 4.03	€ 3.35	€ 3.04	€ 2.56